HELD FOR SALE AND DISCONTINUED OPERATIONS - Recoverable Amount of CGU, Key Assumptions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2024
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Budget and forecast period		5 years
Russian cash generating units
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Average annual revenue discount rate, explicit forecast period (in percent)	0.00%
Average annual revenue discount rate, terminal period (in percent)	0.00%
Average annual revenue discount rate, combined average (in percent)	20.50%
Average annual revenue growth rate, explicit forecast period (in percent)	6.20%
Average annual revenue growth rate, terminal period (in percent)	1.60%
Average annual revenue growth rate, combined average (in percent)	5.50%
Average operating margin, explicit forecast period (in percent)	32.40%
Average operating margin, terminal period (in percent)	35.00%
Average operating margin, combined average (in percent)	32.80%
Average CAPEX / revenue, explicit forecast (in percent)	20.30%
Average CAPEX / revenue, terminal period (in percent)	18.00%
Average CAPEX / revenue, combined average (in percent)	19.90%